Reinsurance - Additional Information (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended			20 Months Ended	50 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Apr. 30, 2017	Jul. 01, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Amount retained per life						$ 5,000,000.0	$ 3,000,000.0
Reinsurance recoverables			$ 308,300,000	$ 318,200,000		308,300,000
Write-offs of uncollectible insurance			0	0
Reserve for uncollectible insurance			0	0		0
Reduction of policyholder benefits and claims		$ 27,300,000	66,200,000	98,100,000
Deposit asset established			5,920,400,000			5,920,400,000		$ 6,072,600,000
Closed block net statutory reserves due from insurer								5,700,000,000
Reinsurance reserve								$ 6,800,000,000
Medical Stop-Loss
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Amount of the excess reinsured per individual claim			2,500,000.0		$ 2,000,000.0
Group Life Mortality
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Amount of the excess reinsured per individual claim			250,000.00
Morbidity
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Amount of the excess reinsured per individual claim			8,000.0
Two Highly Rated Insurers
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables			$ 189,900,000	$ 201,300,000		$ 189,900,000
Reinsurer Concentration Risk | Two Highly Rated Insurers
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Concentration risk percentage			35.00%	35.00%
AM Best, Rating A-, or Higher | Reinsurer Concentration Risk
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Concentration risk percentage			97.60%	97.50%
Predecessor Company
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reduction of policyholder benefits and claims	$ 3,600,000